Financial instruments - Unsecured Obligations, Current (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial instruments [Line Items]
Notional amount	$ 50,707	$ 345,949
Current maturities	50,707	345,949
Borrowing costs	(3,708)	(2,360)
Total	46,999	343,589
Up to 90 days
Financial instruments [Line Items]
Notional amount	40,167	32,517
Current maturities	40,167	32,517
90 days to 1 year
Financial instruments [Line Items]
Notional amount	10,540	313,432
Current maturities	$ 10,540	$ 313,432
Single Series Bond One
Financial instruments [Line Items]
Effective rate	0.80%	1.17%
Nominal rate	4.38%	4.38%
Notional amount	$ 4,648	$ 4,648
Current maturities	4,648	4,648
Borrowing costs	(433)	(433)
Total	4,215	4,215
Single Series Bond One | Up to 90 days
Financial instruments [Line Items]
Notional amount	4,648	4,648
Current maturities	4,648	4,648
Single Series Bond One | 90 days to 1 year
Financial instruments [Line Items]
Notional amount	0	0
Current maturities	$ 0	$ 0
Single Series Bond Two
Financial instruments [Line Items]
Effective rate	2.39%	0.56%
Nominal rate	4.25%	3.63%
Notional amount	$ 2,869	$ 302,658
Current maturities	2,869	302,658
Borrowing costs	(677)	(170)
Total	2,192	302,488
Single Series Bond Two | Up to 90 days
Financial instruments [Line Items]
Notional amount	0	0
Current maturities	0	0
Single Series Bond Two | 90 days to 1 year
Financial instruments [Line Items]
Notional amount	2,869	302,658
Current maturities	$ 2,869	$ 302,658
Single Series Bond Three
Financial instruments [Line Items]
Effective rate	3.62%	3.01%
Nominal rate	4.25%	4.25%
Notional amount	$ 7,508	$ 2,869
Current maturities	7,508	2,869
Borrowing costs	(235)	(679)
Total	7,273	2,190
Single Series Bond Three | Up to 90 days
Financial instruments [Line Items]
Notional amount	7,508	0
Current maturities	7,508	0
Single Series Bond Three | 90 days to 1 year
Financial instruments [Line Items]
Notional amount	0	2,869
Current maturities	$ 0	$ 2,869
Single Series Bond Four
Financial instruments [Line Items]
Effective rate	3.30%	3.79%
Nominal rate	3.50%	4.25%
Notional amount	$ 7,554	$ 7,508
Current maturities	7,554	7,508
Borrowing costs	(555)	(237)
Total	6,999	7,271
Single Series Bond Four | Up to 90 days
Financial instruments [Line Items]
Notional amount	7,554	7,508
Current maturities	7,554	7,508
Single Series Bond Four | 90 days to 1 year
Financial instruments [Line Items]
Notional amount	0	0
Current maturities	$ 0	$ 0
Single Series Bond Five
Financial instruments [Line Items]
Effective rate	6.89%	3.44%
Nominal rate	6.50%	3.50%
Notional amount	$ 7,312	$ 7,554
Current maturities	7,312	7,554
Borrowing costs	(1,521)	(555)
Total	5,791	6,999
Single Series Bond Five | Up to 90 days
Financial instruments [Line Items]
Notional amount	0	0
Current maturities	0	0
Single Series Bond Five | 90 days to 1 year
Financial instruments [Line Items]
Notional amount	7,312	7,554
Current maturities	$ 7,312	$ 7,554
Series H bonds
Financial instruments [Line Items]
Effective rate	1.58%	1.23%
Nominal rate	4.90%	4.90%
Notional amount	$ 17,599	$ 17,566
Current maturities	17,599	17,566
Borrowing costs	(172)	(172)
Total	17,427	17,394
Series H bonds | Up to 90 days
Financial instruments [Line Items]
Notional amount	17,599	17,566
Current maturities	17,599	17,566
Series H bonds | 90 days to 1 year
Financial instruments [Line Items]
Notional amount	0	0
Current maturities	$ 0	$ 0
Series O bonds
Financial instruments [Line Items]
Effective rate	1.68%	1.89%
Nominal rate	3.80%	3.80%
Notional amount	$ 987	$ 965
Current maturities	987	965
Borrowing costs	(82)	(82)
Total	905	883
Series O bonds | Up to 90 days
Financial instruments [Line Items]
Notional amount	987	965
Current maturities	987	965
Series O bonds | 90 days to 1 year
Financial instruments [Line Items]
Notional amount	0	0
Current maturities	$ 0	$ 0
Series P bonds
Financial instruments [Line Items]
Effective rate	1.41%	1.72%
Nominal rate	3.25%	3.25%
Notional amount	$ 1,871	$ 1,830
Current maturities	1,871	1,830
Borrowing costs	(12)	(12)
Total	1,859	1,818
Series P bonds | Up to 90 days
Financial instruments [Line Items]
Notional amount	1,871	1,830
Current maturities	1,871	1,830
Series P bonds | 90 days to 1 year
Financial instruments [Line Items]
Notional amount	0	0
Current maturities	$ 0	$ 0
Series Q bonds
Financial instruments [Line Items]
Effective rate	2.41%	2.63%
Nominal rate	3.45%	3.45%
Notional amount	$ 359	$ 351
Current maturities	359	351
Borrowing costs	(21)	(20)
Total	338	331
Series Q bonds | Up to 90 days
Financial instruments [Line Items]
Notional amount	0	0
Current maturities	0	0
Series Q bonds | 90 days to 1 year
Financial instruments [Line Items]
Notional amount	359	351
Current maturities	$ 359	$ 351